UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21836

(Investment Company Act file number)

Index Funds

(Exact name of registrant as specified in charter)

1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920

(Address of principal executive offices) (Zip code)

(800) 788-5680

(Registrant's telephone number)

Michael G. Willis

1155 Kelly Johnson Boulevard, Suite 111

Colorado Springs, Colorado 80920

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: April 1, 2019 – June 30, 2019

Item 1. Schedule of Investments.

Schedule of Investments

Index Funds S&P 500® Equal Weight

June 30, 2019 (Unaudited)

	Shares	Value
Common Stocks: 99.12%
Communication Services: 4.40%
Activision Blizzard, Inc.	1,818	$85,810
Alphabet, Inc., Class A(a)	38	41,146
Alphabet, Inc., Class C(a)	39	42,156
AT&T, Inc.	2,565	85,953
CBS Corp., Class B Non-Voting Shares	1,693	84,481
CenturyLink, Inc.	7,473	87,883
Charter Communications, Inc., Class A(a)	212	83,778
Comcast Corp., Class A	1,961	82,911
Discovery, Inc., Class A(a)	916	28,121
Discovery, Inc., Class C(a)	2,101	59,773
DISH Network Corp., Class A(a)	2,210	84,886
Electronic Arts, Inc.(a)	894	90,526
Facebook, Inc., Class A(a)	458	88,394
Fox Corp., Class A	1,617	59,247
Fox Corp., Class B	743	27,142
Interpublic Group of Cos., Inc.	3,759	84,916
Netflix, Inc.(a)	244	89,626
News Corp., Class A	5,267	71,052
News Corp., Class B	1,692	23,620
Omnicom Group, Inc.	1,045	85,638
Take-Two Interactive Software, Inc.(a)	751	85,261
TripAdvisor, Inc.(a)	1,821	84,294
Twitter, Inc.(a)	2,295	80,096
Verizon Communications, Inc.	1,423	81,296
Viacom, Inc., Class B	2,822	84,293
Walt Disney Co.	585	81,689
		1,883,988

Consumer Discretionary: 12.14%
Advance Auto Parts, Inc.	547	84,315
Amazon.com, Inc.(a)	44	83,320
Aptiv PLC	1,101	88,994
AutoZone, Inc.(a)	74	81,361
Best Buy Co., Inc.	1,256	87,581
Booking Holdings, Inc.(a)	46	86,237
BorgWarner, Inc.	2,025	85,009
Capri Holdings, Ltd.(a)	2,476	85,868
CarMax, Inc.(a)	993	86,222
Carnival Corp.	1,561	72,665
Chipotle Mexican Grill, Inc.(a)	113	82,815
Darden Restaurants, Inc.	693	84,359
Dollar General Corp.	611	82,583
Dollar Tree, Inc.(a)	752	80,757
DR Horton, Inc.	1,806	77,893
eBay, Inc.	2,132	84,214
Expedia Group, Inc.	654	87,002
Foot Locker, Inc.	1,924	80,654
Ford Motor Co.	8,312	85,032
Gap, Inc.	4,563	81,997

	Shares	Value
Consumer Discretionary (continued)
Garmin, Ltd.	1,040	$82,992
General Motors Co.	2,326	89,621
Genuine Parts Co.	806	83,485
H&R Block, Inc.	2,892	84,736
Hanesbrands, Inc.	5,001	86,117
Harley-Davidson, Inc.	2,395	85,813
Hasbro, Inc.	772	81,585
Hilton Worldwide Holdings, Inc.	887	86,695
Home Depot, Inc.	403	83,812
Kohl's Corp.	1,736	82,547
L Brands, Inc.	3,685	96,178
Leggett & Platt, Inc.	2,219	85,143
Lennar Corp., Class A	1,550	75,113
LKQ Corp.(a)	3,162	84,141
Lowe's Cos., Inc.	833	84,058
Macy's, Inc.	3,847	82,557
Marriott International, Inc., Class A	621	87,120
McDonald's Corp.	404	83,895
MGM Resorts International	2,998	85,653
Mohawk Industries, Inc.(a)	545	80,371
Newell Brands, Inc.	5,721	88,218
NIKE, Inc., Class B	994	83,446
Nordstrom, Inc.	2,544	81,052
Norwegian Cruise Line Holdings, Ltd.(a)	1,529	82,000
O'Reilly Automotive, Inc.(a)	214	79,034
PulteGroup, Inc.	2,525	79,840
PVH Corp.	943	89,245
Ralph Lauren Corp.	739	83,943
Ross Stores, Inc.	822	81,477
Royal Caribbean Cruises, Ltd.	668	80,968
Starbucks Corp.	984	82,489
Tapestry, Inc.	2,809	89,130
Target Corp.	945	81,846
Tiffany & Co.	911	85,306
TJX Cos., Inc.	1,556	82,281
Tractor Supply Co.	782	85,082
Ulta Beauty, Inc.(a)	234	81,172
Under Armour, Inc., Class A(a)	1,610	40,813
Under Armour, Inc., Class C(a)	1,651	36,652
VF Corp.	951	83,070
Whirlpool Corp.	611	86,982
Wynn Resorts, Ltd.	717	88,901
Yum! Brands, Inc.	755	83,556
		5,197,013

Consumer Staples: 6.30%
Altria Group, Inc.	1,632	77,275
Archer-Daniels-Midland Co.	2,033	82,946
Brown-Forman Corp., Class B	1,475	81,759
Campbell Soup Co.	1,963	78,657
Church & Dwight Co., Inc.	1,075	78,540
Clorox Co.	529	80,995
Coca-Cola Co.	1,617	82,338
Colgate-Palmolive Co.	1,131	81,059
Conagra Brands, Inc.	2,777	73,646

	Shares	Value
Consumer Staples (continued)
Constellation Brands, Inc., Class A	442	$87,048
Costco Wholesale Corp.	318	84,035
Coty, Inc., Class A	6,109	81,861
Estee Lauder Cos., Inc., Class A	468	85,695
General Mills, Inc.	1,554	81,616
Hershey Co.	600	80,418
Hormel Foods Corp.	2,002	81,161
JM Smucker Co.	673	77,523
Kellogg Co.	1,465	78,480
Kimberly-Clark Corp.	603	80,368
Kraft Heinz Co.	2,737	84,956
Kroger Co.	3,419	74,227
Lamb Weston Holdings, Inc.	1,345	85,219
McCormick & Co., Inc., Non-Voting Shares	530	82,155
Molson Coors Brewing Co., Class B	1,537	86,072
Mondelez International, Inc., Class A	1,507	81,227
Monster Beverage Corp.(a)	1,353	86,362
PepsiCo, Inc.	625	81,956
Philip Morris International, Inc.	1,075	84,420
Procter & Gamble Co.	746	81,799
Sysco Corp.	1,148	81,187
Tyson Foods, Inc., Class A	1,013	81,790
Walgreens Boots Alliance, Inc.	1,578	86,269
Walmart, Inc.	760	83,972
		2,697,031

Energy: 6.05%
Anadarko Petroleum Corp.	1,188	83,825
Apache Corp.	3,017	87,403
Baker Hughes a GE Co.	3,746	92,264
Cabot Oil & Gas Corp.	3,491	80,153
Chevron Corp.	687	85,490
Cimarex Energy Co.	1,520	90,182
Concho Resources, Inc.	843	86,981
ConocoPhillips	1,410	86,010
Devon Energy Corp.	3,219	91,806
Diamondback Energy, Inc.	838	91,317
EOG Resources, Inc.	974	90,738
Exxon Mobil Corp.	1,116	85,519
Halliburton Co.	3,881	88,254
Helmerich & Payne, Inc.	1,714	86,763
Hess Corp.	1,449	92,113
HollyFrontier Corp.	2,059	95,291
Kinder Morgan, Inc.	4,041	84,376
Marathon Oil Corp.	6,392	90,830
Marathon Petroleum Corp.	1,729	96,617
National Oilwell Varco, Inc.	4,149	92,232
Noble Energy, Inc.	4,205	94,192
Occidental Petroleum Corp.	1,682	84,571
ONEOK, Inc.	1,287	88,558
Phillips 66	969	90,640
Pioneer Natural Resources Co.	586	90,162
Schlumberger, Ltd.	2,309	91,760
TechnipFMC PLC	3,648	94,629

	Shares	Value
Energy (continued)
Valero Energy Corp.	1,081	$92,544
Williams Cos., Inc.	3,074	86,195
		2,591,415

Financials: 13.15%
Affiliated Managers Group, Inc.	939	86,519
Aflac, Inc.	1,507	82,599
Allstate Corp.	812	82,572
American Express Co.	680	83,939
American International Group, Inc.	1,557	82,957
Ameriprise Financial, Inc.	541	78,532
Aon PLC	435	83,946
Arthur J Gallagher & Co.	946	82,860
Assurant, Inc.	782	83,189
Bank of America Corp.	2,959	85,811
Bank of New York Mellon Corp.	1,864	82,296
BB&T Corp.	1,657	81,408
Berkshire Hathaway, Inc., Class B(a)	404	86,121
BlackRock, Inc.	185	86,820
Capital One Financial Corp.	916	83,118
Cboe Global Markets, Inc.	770	79,795
Charles Schwab Corp.	2,022	81,264
Chubb, Ltd.	552	81,304
Cincinnati Financial Corp.	801	83,040
Citigroup, Inc.	1,229	86,067
Citizens Financial Group, Inc.	2,373	83,909
CME Group, Inc.	421	81,720
Comerica, Inc.	1,181	85,788
Discover Financial Services	1,071	83,099
E*TRADE Financial Corp.	1,831	81,663
Everest Re Group, Ltd.	330	81,569
Fifth Third Bancorp	3,029	84,509
First Republic Bank	861	84,077
Franklin Resources, Inc.	2,487	86,548
Goldman Sachs Group, Inc.	433	88,592
Hartford Financial Services Group, Inc.	1,510	84,137
Huntington Bancshares, Inc.	6,209	85,808
Intercontinental Exchange, Inc.	976	83,877
Invesco, Ltd.	4,019	82,229
Jefferies Financial Group, Inc.	4,614	88,727
JPMorgan Chase & Co.	755	84,409
KeyCorp	4,837	85,857
Lincoln National Corp.	1,306	84,172
Loews Corp.	1,550	84,739
M&T Bank Corp.	494	84,015
Marsh & McLennan Cos., Inc.	845	84,289
MetLife, Inc.	1,700	84,439
Moody's Corp.	431	84,179
Morgan Stanley	1,938	84,904
MSCI, Inc.	353	84,293
Nasdaq, Inc.	867	83,379
Northern Trust Corp.	952	85,680
People's United Financial, Inc.	5,077	85,192
PNC Financial Services Group, Inc.	613	84,153
Principal Financial Group, Inc.	1,484	85,953

	Shares	Value
Financials (continued)
Progressive Corp.	1,012	$80,889
Prudential Financial, Inc.	836	84,436
Raymond James Financial, Inc.	1,005	84,973
Regions Financial Corp.	5,686	84,949
S&P Global, Inc.	370	84,282
State Street Corp.	1,499	84,034
SunTrust Banks, Inc.	1,285	80,762
SVB Financial Group(a)	380	85,344
Synchrony Financial	2,443	84,699
T Rowe Price Group, Inc.	784	86,013
Torchmark Corp.	931	83,287
Travelers Cos., Inc.	552	82,535
Unum Group	2,510	84,211
US Bancorp	1,576	82,582
Wells Fargo & Co.	1,819	86,075
Willis Towers Watson PLC	436	83,511
Zions Bancorp	1,848	84,971
		5,627,615

Health Care: 12.48%
Abbott Laboratories	1,009	84,857
AbbVie, Inc.	1,054	76,647
ABIOMED, Inc.(a)	330	85,962
Agilent Technologies, Inc.	1,185	88,484
Alexion Pharmaceuticals, Inc.(a)	704	92,210
Align Technology, Inc.(a)	272	74,446
Allergan PLC	716	119,880
AmerisourceBergen Corp.	975	83,128
Amgen, Inc.	470	86,612
Anthem, Inc.	291	82,123
Baxter International, Inc.	1,065	87,223
Becton Dickinson and Co.	355	89,464
Biogen, Inc.(a)	365	85,363
Boston Scientific Corp.(a)	2,053	88,238
Bristol-Myers Squibb Co.	1,744	79,090
Cardinal Health, Inc.	1,878	88,454
Celgene Corp.(a)	860	79,498
Centene Corp.(a)	1,550	81,282
Cerner Corp.	1,148	84,148
Cigna Corp.	524	82,556
Cooper Cos., Inc.	257	86,581
CVS Health Corp.	1,532	83,479
Danaher Corp.	594	84,894
DaVita, Inc.(a)	1,697	95,473
DENTSPLY SIRONA, Inc.	1,461	85,264
Edwards Lifesciences Corp.(a)	451	83,318
Eli Lilly & Co.	742	82,206
Gilead Sciences, Inc.	1,250	84,450
HCA Healthcare, Inc.	655	88,536
Henry Schein, Inc.(a)	1,163	81,294
Hologic, Inc.(a)	1,733	83,219
Humana, Inc.	329	87,284
IDEXX Laboratories, Inc.(a)	309	85,077
Illumina, Inc.(a)	241	88,724
Incyte Corp.(a)	1,068	90,737

	Shares	Value
Health Care (continued)
Intuitive Surgical, Inc.(a)	167	$87,600
IQVIA Holdings, Inc.(a)	587	94,448
Johnson & Johnson	592	82,454
Laboratory Corp. of America Holdings(a)	499	86,277
McKesson Corp.	623	83,725
Medtronic PLC	851	82,879
Merck & Co., Inc.	1,002	84,018
Mettler-Toledo International, Inc.(a)	105	88,200
Mylan NV(a)	4,874	92,801
Nektar Therapeutics(a)	2,485	88,416
PerkinElmer, Inc.	892	85,935
Perrigo Co. PLC	1,921	91,478
Pfizer, Inc.	1,940	84,041
Quest Diagnostics, Inc.	821	83,586
Regeneron Pharmaceuticals, Inc.(a)	272	85,136
ResMed, Inc.	703	85,787
Stryker Corp.	424	87,166
Teleflex, Inc.	259	85,768
Thermo Fisher Scientific, Inc.	291	85,461
UnitedHealth Group, Inc.	338	82,475
Universal Health Services, Inc., Class B	676	88,144
Varian Medical Systems, Inc.(a)	634	86,306
Vertex Pharmaceuticals, Inc.(a)	487	89,306
Waters Corp.(a)	408	87,818
WellCare Health Plans, Inc.(a)	289	82,385
Zimmer Biomet Holdings, Inc.	707	83,242
Zoetis, Inc.	748	84,891
		5,339,944

Industrials: 13.76%
3M Co.	498	86,323
Alaska Air Group, Inc.	1,314	83,978
Allegion PLC	783	86,561
American Airlines Group, Inc.	2,539	82,797
AMETEK, Inc.	976	88,660
AO Smith Corp.	1,822	85,925
Arconic, Inc.	3,610	93,210
Boeing Co.	239	86,998
Caterpillar, Inc.	652	88,861
CH Robinson Worldwide, Inc.	991	83,591
Cintas Corp.	351	83,289
Copart, Inc.(a)	1,124	84,008
CSX Corp.	1,075	83,173
Cummins, Inc.	507	86,869
Deere & Co.	548	90,809
Delta Air Lines, Inc.	1,482	84,103
Dover Corp.	864	86,573
Eaton Corp. PLC	1,059	88,194
Emerson Electric Co.	1,321	88,137
Equifax, Inc.	628	84,931
Expeditors International of Washington, Inc.	1,122	85,115
Fastenal Co.	2,622	85,451
FedEx Corp.	505	82,916

	Shares	Value
Industrials (continued)
Flowserve Corp.	1,701	$89,626
Fortive Corp.	1,073	87,471
Fortune Brands Home & Security, Inc.	1,536	87,752
General Dynamics Corp.	484	88,001
General Electric Co.	8,110	85,155
Honeywell International, Inc.	479	83,629
Huntington Ingalls Industries, Inc.	386	86,750
IHS Markit, Ltd.(a)	1,398	89,081
Illinois Tool Works, Inc.	556	83,850
Ingersoll-Rand PLC	666	84,362
Jacobs Engineering Group, Inc.	1,060	89,453
JB Hunt Transport Services, Inc.	913	83,457
Johnson Controls International PLC	2,076	85,760
Kansas City Southern	710	86,492
L3 Technologies, Inc.	336	82,377
L3harris Technologies Inc(a)	435	82,272
Lockheed Martin Corp.	237	86,159
Masco Corp.	2,166	84,994
Nielsen Holdings PLC	3,598	81,315
Norfolk Southern Corp.	426	84,915
Northrop Grumman Corp.	268	86,593
PACCAR, Inc.	1,184	84,845
Parker-Hannifin Corp.	506	86,025
Pentair PLC	2,329	86,639
Quanta Services, Inc.	2,196	83,865
Raytheon Co.	467	81,202
Republic Services, Inc.	954	82,655
Robert Half International, Inc.	1,475	84,090
Rockwell Automation, Inc.	530	86,830
Rollins, Inc.	2,204	79,057
Roper Technologies, Inc.	228	83,507
Snap-on, Inc.	506	83,814
Southwest Airlines Co.	1,600	81,248
Stanley Black & Decker, Inc.	586	84,741
Textron, Inc.	1,678	89,001
TransDigm Group, Inc.(a)	175	84,665
Union Pacific Corp.	497	84,048
United Airlines Holdings, Inc.(a)	953	83,435
United Parcel Service, Inc., Class B	816	84,268
United Rentals, Inc.(a)	675	89,525
United Technologies Corp.	662	86,192
Verisk Analytics, Inc.	569	83,336
Wabtec Corp.	1,221	87,619
Waste Management, Inc.	723	83,412
WW Grainger, Inc.	304	81,542
Xylem, Inc.	1,023	85,564
		5,891,061

Information Technology: 13.79%
Accenture PLC, Class A	449	82,962
Adobe, Inc.(a)	302	88,984
Advanced Micro Devices, Inc.(a)	2,732	82,971
Akamai Technologies, Inc.(a)	1,055	84,548
Alliance Data Systems Corp.	593	83,097
Amphenol Corp., Class A	880	84,427

	Shares	Value
Information Technology (continued)
Analog Devices, Inc.	798	$90,070
ANSYS, Inc.(a)	421	86,229
Apple, Inc.	430	85,106
Applied Materials, Inc.	2,012	90,359
Arista Networks, Inc.(a)	352	91,386
Autodesk, Inc.(a)	525	85,522
Automatic Data Processing, Inc.	502	82,996
Broadcom, Inc.	311	89,524
Broadridge Financial Solutions, Inc.	637	81,332
Cadence Design Systems, Inc.(a)	1,225	86,742
Cisco Systems, Inc.	1,515	82,916
Citrix Systems, Inc.	857	84,106
Cognizant Technology Solutions Corp., Class A	1,346	85,323
Corning, Inc.	2,684	89,189
DXC Technology Co.	1,604	88,461
F5 Networks, Inc.(a)	606	88,252
Fidelity National Information Services, Inc.	684	83,913
Fiserv, Inc.(a)	930	84,779
FleetCor Technologies, Inc.(a)	304	85,378
FLIR Systems, Inc.	1,624	87,858
Fortinet, Inc.(a)	1,096	84,206
Gartner, Inc.(a)	524	84,332
Global Payments, Inc.	523	83,748
Hewlett Packard Enterprise Co.	5,863	87,652
HP, Inc.	4,167	86,632
Intel Corp.	1,797	86,022
International Business Machines Corp.	614	84,671
Intuit, Inc.	326	85,194
IPG Photonics Corp.(a)	629	97,023
Jack Henry & Associates, Inc.	602	80,620
Juniper Networks, Inc.	3,114	82,926
Keysight Technologies, Inc.(a)	989	88,822
KLA-Tencor Corp.	756	89,359
Lam Research Corp.	468	87,909
Mastercard, Inc., Class A	318	84,120
Maxim Integrated Products, Inc.	1,480	88,534
Microchip Technology, Inc.	997	86,440
Micron Technology, Inc.(a)	2,540	98,019
Microsoft Corp.	626	83,859
Motorola Solutions, Inc.	518	86,366
NetApp, Inc.	1,361	83,974
NVIDIA Corp.	573	94,104
Oracle Corp.	1,557	88,702
Paychex, Inc.	958	78,834
PayPal Holdings, Inc.(a)	714	81,724
Qorvo, Inc.(a)	1,349	89,857
QUALCOMM, Inc.	1,208	91,892
Red Hat, Inc.(a)	448	84,116
salesforce.com, Inc.(a)	553	83,907
Seagate Technology PLC	1,874	88,303
Skyworks Solutions, Inc.	1,155	89,247
Symantec Corp.	4,285	93,242
Synopsys, Inc.(a)	665	85,579
TE Connectivity, Ltd.	915	87,639

	Shares	Value
Information Technology (continued)
Texas Instruments, Inc.	774	$88,824
Total System Services, Inc.	652	83,632
VeriSign, Inc.(a)	404	84,501
Visa, Inc., Class A	488	84,692
Western Digital Corp.	2,283	108,557
Western Union Co.	4,129	82,126
Xerox Corp.	2,410	85,338
Xilinx, Inc.	788	92,921
		5,904,595

Materials: 5.59%
Air Products & Chemicals, Inc.	379	85,794
Albemarle Corp.	1,170	82,380
Amcor PLC(a)	7,590	87,209
Avery Dennison Corp.	751	86,876
Ball Corp.	1,268	88,747
Celanese Corp.	797	85,917
CF Industries Holdings, Inc.	1,804	84,265
Corteva, Inc.(a)	3,293	97,374
Dow Chemical Co.	1,623	80,030
Eastman Chemical Co.	1,150	89,505
Ecolab, Inc.	417	82,333
EI du Pont de Nemours & Co.	1,105	82,952
FMC Corp.	1,038	86,102
Freeport-McMoRan, Inc.	7,789	90,430
International Flavors & Fragrances, Inc.	557	80,815
International Paper Co.	1,930	83,608
Linde PLC	409	82,127
LyondellBasell Industries NV, Class A	960	82,685
Martin Marietta Materials, Inc.	371	85,371
Mosaic Co.	3,710	92,861
Newmont Goldcorp Corp.	2,309	88,827
Nucor Corp.	1,604	88,380
Packaging Corp. of America	870	82,928
PPG Industries, Inc.	712	83,098
Sealed Air Corp.	1,872	80,084
Sherwin-Williams Co.	175	80,201
Vulcan Materials Co.	626	85,956
Westrock Co.	2,301	83,917
		2,390,772

Real Estate: 6.08%
Alexandria Real Estate Equities, Inc., REIT	548	77,317
American Tower Corp., REIT	393	80,349
Apartment Investment & Management Co., REIT, Class A	1,623	81,345
AvalonBay Communities, Inc., REIT	399	81,069
Boston Properties, Inc., REIT	614	79,206
CBRE Group, Inc., Class A(a)	1,674	85,876
Crown Castle International Corp., REIT	622	81,078
Digital Realty Trust, Inc., REIT	693	81,628
Duke Realty Corp., REIT	2,613	82,597

	Shares	Value
Real Estate (continued)
Equinix, Inc., REIT	162	$81,695
Equity Residential, REIT	1,060	80,475
Essex Property Trust, Inc., REIT	278	81,157
Extra Space Storage, Inc., REIT	767	81,379
Federal Realty Investment Trust, REIT	623	80,217
HCP, Inc., REIT	2,582	82,572
Host Hotels & Resorts, Inc., REIT	4,530	82,537
Iron Mountain, Inc., REIT	2,615	81,849
Kimco Realty Corp., REIT	4,429	81,848
Macerich Co., REIT	2,402	80,443
Mid-America Apartment Communities, Inc., REIT	705	83,021
Prologis, Inc., REIT	1,037	83,064
Public Storage, REIT	341	81,216
Realty Income Corp., REIT	1,133	78,143
Regency Centers Corp., REIT	1,205	80,422
SBA Communications Corp., REIT(a)	367	82,516
Simon Property Group, Inc., REIT	510	81,478
SL Green Realty Corp., REIT	948	76,191
UDR, Inc., REIT	1,787	80,218
Ventas, Inc., REIT	1,243	84,959
Vornado Realty Trust, REIT	1,253	80,317
Welltower, Inc., REIT	1,008	82,182
Weyerhaeuser Co., REIT	3,227	84,999
		2,603,363

Utilities: 5.38%
AES Corp.	4,854	81,353
Alliant Energy Corp.	1,659	81,424
Ameren Corp.	1,082	81,269
American Electric Power Co., Inc.	916	80,617
American Water Works Co., Inc.	702	81,432
Atmos Energy Corp.	791	83,498
CenterPoint Energy, Inc.	2,801	80,193
CMS Energy Corp.	1,412	81,769
Consolidated Edison, Inc.	937	82,156
Dominion Energy, Inc.	1,082	83,660
DTE Energy Co.	640	81,843
Duke Energy Corp.	945	83,387
Edison International	1,395	94,037
Entergy Corp.	813	83,682
Evergy, Inc.	1,368	82,285
Eversource Energy	1,072	81,215
Exelon Corp.	1,634	78,334
FirstEnergy Corp.	1,887	80,782
NextEra Energy, Inc.	401	82,149
NiSource, Inc.	2,886	83,117
NRG Energy, Inc.	2,386	83,796
Pinnacle West Capital Corp.	851	80,071
PPL Corp.	2,638	81,804
Public Service Enterprise Group, Inc.	1,361	80,054
Sempra Energy	602	82,739
Southern Co.	1,491	82,422
WEC Energy Group, Inc.	984	82,036

	Shares	Value
Utilities (continued)
Xcel Energy, Inc.	1,383	$82,275
		2,303,399

Total Common Stocks
(Cost 36,208,404)		42,430,196

Exchange-Traded Funds: 0.82%
SPDR® S&P 500® ETF Trust	1,190	348,670

Total Exchange-Traded Funds
(Cost 346,891)		348,670

Total Investments: 99.94%
(Cost 36,555,295)		42,778,866

Other Assets In Excess Of Liabilities: 0.06%		27,507

Net Assets: 100.00%		$42,806,373

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Index Funds S&P 500® Equal Weight	Notes to Quarterly Schedule of Investments
June 30, 2019

1. ORGANIZATION

The Index Funds S&P 500® Equal Weight (the "Fund") is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the "Trust"). The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the S&P 500® Equal Weight Index (the "Index"). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financials Services-Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees (the “Board”). The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of June 30, 2019, there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Index Funds S&P 500® Equal Weight	Notes to Quarterly Schedule of Investments
June 30, 2019

Level 1—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2—	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended June 30, 2019, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2019:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$42,430,196	$–	$–	$42,430,196
Exchange-Traded Funds	348,670	–	–	348,670
TOTAL	$42,778,866	$–	$–	$42,778,866

*	See Schedule of Investments for industry classification.

 For the period ended June 30, 2019, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

Item 2. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certification required by Rule 30a-2 under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Funds

By:	/s/Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	August 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	August 23, 2019

By:	/s/Michael G. Willis
Michael G. Willis, President
(Principal Financial Officer)
Date:	August 23, 2019